Fees Summary	Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,820,000
Previously Paid Amount	0.00
Total Fee Amount	1,908.54
Total Offset Amount	0.00
Net Fee	1,908.54
Narrative - Max Aggregate Offering Price	$ 13,820,000
Final Prospectus	true